Property, plant and equipment	12 Months Ended
Dec. 31, 2021
Disclosure of detailed information about property, plant and equipment [abstract]
Disclosure of detailed information about property, plant and equipment explanatory [Text Block]
Note 15	Property, plant and equipment

As of December 31, 2021, and 2020, the detail of property, plant and equipment is as follows:

15.1	Types of property, plant and equipment

Description of types of property, plant and equipment	As of December 31, 2021	As of December 31, 2020
	ThUS$	ThUS$
Property, plant and equipment, net
Land	23,507	23,579
Buildings	270,563	239,666
Other property, plant and equipment	32,846	35,418
Transport equipment	2,463	2,880
Supplies and accessories	5,556	4,183
Office equipment	1,386	459
Network and communication equipment	1,359	1,272
Mining assets	38,241	47,052
IT equipment	3,570	4,083
Energy generating assets	3,970	4,878
Constructions in progress	731,787	486,345
Machinery, plant and equipment	896,977	887,504
Total	2,012,225	1,737,319
Property, plant and equipment, gross
Land	23,507	23,579
Buildings	767,096	705,089
Other property, plant and equipment	239,582	234,238
Transport equipment	13,357	13,030
Supplies and accessories	28,786	26,101
Office equipment	12,943	11,607
Network and communication equipment	9,577	8,951
Mining assets	195,889	194,562
IT equipment	30,456	29,629
Energy generating assets	38,540	38,540
Constructions in progress	731,787	486,345
Machinery, plant and equipment	3,464,881	3,304,061
Total	5,556,401	5,075,732
Accumulated depreciation and value impairment of property, plant and equipment, total
Accumulated depreciation and impairment of buildings	(496,533)	(465,423)
Accumulated depreciation and impairment of other property, plant and equipment	(206,736)	(198,820)
Accumulated depreciation and impairment of transport equipment	(10,894)	(10,150)
Accumulated depreciation and impairment of supplies and accessories	(23,230)	(21,918)
Accumulated depreciation and impairment of office equipment	(11,557)	(11,148)
Accumulated depreciation and impairment of network and communication equipment	(8,218)	(7,679)
Accumulated depreciation and impairment of mining assets	(157,648)	(147,510)
Accumulated depreciation and impairment of IT equipment	(26,886)	(25,546)
Accumulated depreciation and impairment of energy generating assets	(34,570)	(33,662)
Accumulated depreciation and impairment of machinery, plant and equipment	(2,567,904)	(2,416,557)
Total	(3,544,176)	(3,338,413)

Description of classes of property, plant and equipment	As of December 31, 2021	As of December 31, 2020
	ThUS$	ThUS$
Property, plant and equipment, net
Pumps	28,889	28,184
Conveyor Belt	18,294	20,117
Crystallizer	20,189	22,145
Plant Equipment	168,370	173,335
Tanks	22,358	15,367
Filter	41,438	35,553
Electrical equipment/facilities	97,594	93,937
Other Property, Plant & Equipment	71,150	49,930
Site Closure	34,248	36,828
Piping	106,317	102,578
Well	202,982	226,347
Pond	42,547	41,906
Spare Parts (1)	42,601	41,277
Total	896,977	887,504

(1)	The reconciliation of the spare parts provision as of December 31, 2021 and 2020 is as follows:

Conciliation	As of December 31, 2021	As of December 31, 2020
	ThUS$	ThUS$
Opening balance	42,881	39,265
Increase in provision	5,381	3,616
Closing balance	48,262	42,881

15.2	Reconciliation of changes in property, plant and equipment by type:

Reconciliation of changes in property, plant and equipment by class as of December 31, 2021 and 2020:

Reconciliation of changes in property, plant and equipment by class as of December 31, 2021, gross amount	Land	Buildings	Other property, plant and equipment	Transport equipment	Supplies and accessories	Equipment office	Network and communication equipment	Mining assets	IT equipment	Energy generating assets	Assets under construction	Machinery, plant and equipment	Property, plant and equipment
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
Opening balance	23,579	705,089	234,238	13,030	26,101	11,607	8,951	194,562	29,629	38,540	486,345	3,304,061	5,075,732
Additions	-	-	346	-	-	29	58	-	232	-	470,112	756	471,533
Disposals	-	-	-	-	-	-	-	-	-	-	-	-	-
Increase (decrease) in foreign currency translation difference	(72)	(152)	(8)	(3)	(14)	(3)	-	-	(9)	-	-	(166)	(427)
Reclassifications	-	62,185	5,009	342	2,699	1,310	553	1,327	510	-	(224,945)	155,900	4,890
Other increases (decreases)	-	(26)	(3)	(12)	-	-	15	-	94	-	275	4,330	4,673
Decreases for classification as held for sale	-	-	-	-	-	-	-	-	-	-	-	-	-
Total changes	(72)	62,007	5,344	327	2,685	1,336	626	1,327	827	-	245,442	160,820	480,669
Closing balance	23,507	767,096	239,582	13,357	28,786	12,943	9,577	195,889	30,456	38,540	731,787	3,464,881	5,556,401

Reconciliation of changes in property, plant and equipment by class as of December 31, 2021, accumulated depreciation	Land	Buildings	Other property, plant and equipment	Transport equipment	Supplies and accessories	Equipment office	Network and communication equipment	Mining assets	IT equipment	Energy generating assets	Assets under construction	Machinery, plant and equipment	Property, plant and equipment
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
Opening balance	-	(465,423)	(198,820)	(10,150)	(21,918)	(11,148)	(7,679)	(147,510)	(25,546)	(33,662)	-	(2,416,557)	(3,338,413)
Changes
Disposals	-	-	-	-	-	-	-	-	-	-	-	-	-
Depreciation expense	-	(30,872)	(7,848)	(759)	(1,384)	(383)	(539)	(10,138)	(1,387)	(908)	-	(141,460)	(195,678)
Impairment (3)	-	(456)	(75)	-	(16)	(8)	-	-	(8)	-	-	(5,019)	(5,582)
Increase (decrease) in foreign currency translation difference	-	72	7	3	14	2	-	-	9	-	-	97	204
Reclassifications	-	106	(1)	12	74	(20)	-	-	47	-	-	(5,108)	(4,890)
Other increases (decreases) (1)	-	40	1	-	-	-	-	-	(1)	-	-	143	183
Decreases for classification as held for sale	-	-	-	-	-	-	-	-	-	-	-	-	-
Total changes	-	(31,110)	(7,916)	(744)	(1,312)	(409)	(539)	(10,138)	(1,340)	(908)	-	(151,347)	(205,763)
Closing balance	-	(496,533)	(206,736)	(10,894)	(23,230)	(11,557)	(8,218)	(157,648)	(26,886)	(34,570)	-	(2,567,904)	(3,544,176)

Reconciliation of changes in property, plant and equipment by class as of December 31, 2021, net amount	Land	Buildings	Other property, plant and equipment	Transport equipment	Supplies and accessories	Equipment office	Network and communication equipment	Mining assets	IT equipment	Energy generating assets	Assets under construction	Machinery, plant and equipment	Property, plant and equipment
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
Opening balance	23,579	239,666	35,418	2,880	4,183	459	1,272	47,052	4,083	4,878	486,345	887,504	1,737,319
Additions	-	-	346	-	-	29	58	-	232	-	470,112	756	471,533
Disposals	-	-	-	-	-	-	-	-	-	-	-	-	-
Depreciation expense	-	(30,872)	(7,848)	(759)	(1,384)	(383)	(539)	(10,138)	(1,387)	(908)	-	(141,460)	(195,678)
Impairment (3)	-	(456)	(75)	-	(16)	(8)	-	-	(8)	-	-	(5,019)	(5,582)
Increase (decrease) in foreign currency translation difference	(72)	(80)	(1)	-	-	(1)	-	-	-	-	-	(69)	(223)
Reclassifications	-	62,291	5,008	354	2,773	1,290	553	1,327	557	-	(224,945)	150,792	-
Other increases (decreases) (1)	-	14	(2)	(12)	-	-	15	-	93	-	275	4,473	4,856
Decreases for classification as held for sale (2)	-	-	-	-	-	-	-	-	-	-	-	-	-
Total changes	(72)	30,897	(2,572)	(417)	1,373	927	87	(8,811)	(513)	(908)	245,442	9,473	274,906
Closing balance	23,507	270,563	32,846	2,463	5,556	1,386	1,359	38,241	3,570	3,970	731,787	896,977	2,012,225

(1) The net balance of “Other Increases (Decreases)” corresponds to all those items that are reclassified to or from “Property, Plant and Equipment”, They can have the following origin: (i) work in progress which is expensed to profit or loss, forming part of operating costs or other expenses per function, as appropriate; (ii) the variation representing the purchase and use of materials and spare parts; (iii) projects corresponding mainly to exploration expenditures and ground studies that are reclassified to the item other non-current financial assets; (iv) software that is reclassified to “Intangibles (v) Provisions related to the investment plan and assets related to closing the site.

(2) The Company classifies as non-current held for sale property, plant and equipment (disposal group) that, at the closing date of the financial statements, is subject to a commitment for sale or where the sales process has been initiated and where the sale is expected to occur within twelve months of that date.

These assets or disposal groups are valued at the lower of carrying amount or the estimated sales value less the costs to sell and stop being amortized from the moment they are classified as non-current assets held for sale.

(3) See note 21.5.
Reconciliation of changes in property, plant and equipment by class as of December 31, 2020, gross amount	Land	Buildings	Other property, plant and equipment	Transport equipment	Supplies and accessories	Equipment office	Network and communication equipment	Mining assets	IT equipment	Energy generating assets	Assets under construction	Machinery, plant and equipment	Property, plant and equipment
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
Opening balance	23,620	666,027	257,247	12,143	25,531	11,441	8,009	161,619	28,693	38,495	375,316	3,142,461	4,750,602
Additions	-	838	278	-	82	33	386	-	429	-	319,192	987	322,225
Disposals	-	-	(33,048)	-	(1)	-	-	-	-	-	-	(149)	(33,198)
Increase (decrease) in foreign currency translation difference	22	49	2	1	5	-	-	-	12	-	-	53	144
Reclassifications	-	32,179	9,940	886	488	133	558	32,943	548	45	(203,412)	125,692	-
Other increases (decreases)	(27)	5,996	(181)	-	(4)	-	(2)	-	(53)	-	(4,751)	35,017	35,995
Decreases for classification as held for sale	(36)	-	-	-	-	-	-	-	-	-	-	-	(36)
Total changes	(41)	39,062	(23,009)	887	570	166	942	32,943	936	45	111,029	161,600	325,130
Closing balance	23,579	705,089	234,238	13,030	26,101	11,607	8,951	194,562	29,629	38,540	486,345	3,304,061	5,075,732

Reconciliation of changes in property, plant and equipment by class as of December 31, 2020, accumulated depreciation	Land	Buildings	Other property, plant and equipment	Transport equipment	Supplies and accessories	Equipment office	Network and communication equipment	Mining assets	IT equipment	Energy generating assets	Assets under construction	Machinery, plant and equipment	Property, plant and equipment
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
Opening balance	-	(438,854)	(224,602)	(9,457)	(20,952)	(11,021)	(7,346)	(138,445)	(24,334)	(32,497)	-	(2,273,188)	(3,180,696)
Changes
Disposals	-	-	33,048	-	1	-	-	-	-	-	-	148	33,197
Depreciation expense	-	(26,779)	(7,284)	(692)	(966)	(126)	(335)	(9,065)	(1,242)	(1,165)	-	(134,230)	(181,884)
Impairment	-	(23)	(21)	-	-	-	-	-	(12)	-	-	(9,507)	(9,563)
Increase (decrease) in foreign currency translation difference	-	(20)	(2)	(1)	(4)	(1)	-	-	(10)	-	-	(28)	(66)
Reclassifications	-	-	-	-	-	-	-	-	-	-	-	-	-
Other increases (decreases) (1)	-	253	41	-	3	-	2	-	52	-	-	248	599
Decreases for classification as held for sale	-	-	-	-	-	-	-	-	-	-	-	-	-
Total changes	-	(26,569)	25,782	(693)	(966)	(127)	(333)	(9,065)	(1,212)	(1,165)	-	(143,369)	(157,717)
Closing balance	-	(465,423)	(198,820)	(10,150)	(21,918)	(11,148)	(7,679)	(147,510)	(25,546)	(33,662)	-	(2,416,557)	(3,338,413)

Reconciliation of changes in property, plant and equipment by class as of December 31, 2020, net amount	Land	Buildings	Other property, plant and equipment	Transport equipment	Supplies and accessories	Equipment office	Network and communication equipment	Mining assets	IT equipment	Energy generating assets	Assets under construction	Machinery, plant and equipment	Property, plant and equipment
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
Opening balance	23,620	227,173	32,645	2,686	4,579	420	663	23,174	4,359	5,998	375,316	869,273	1,569,906
Additions	-	838	278	-	82	33	386	-	429	-	319,192	987	322,225
Disposals	-	-	-	-	-	-	-	-	-	-	-	(1)	(1)
Depreciation expense	-	(26,779)	(7,284)	(692)	(966)	(126)	(335)	(9,065)	(1,242)	(1,165)	-	(134,230)	(181,884)
Deterioration	-	(23)	(21)	-	-	-	-	-	(12)	-	-	(9,507)	(9,563)
Increase (decrease) in foreign currency translation difference	22	29	-	-	1	(1)	-	-	2	-	-	25	78
Reclassifications	-	32,179	9,940	886	488	133	558	32,943	548	45	(203,412)	125,692	-
Other increases (decreases) (1)	(27)	6,249	(140)	-	(1)	-	-	-	(1)	-	(4,751)	35,265	36,594
Decreases for classification as held for sale (2)	(36)	-	-	-	-	-	-	-	-	-	-	-	(36)
Total changes	(41)	12,493	2,773	194	(396)	39	609	23,878	(276)	(1,120)	111,029	18,231	167,413
Closing balance	23,579	239,666	35,418	2,880	4,183	459	1,272	47,052	4,083	4,878	486,345	887,504	1,737,319

(1) The net balance of “Other increases (Decreases)” corresponds to all those items that are reclassified to or from property, plant and equipment, They can have the following origin: (i) work in progress which is expensed to profit or loss, forming part of operating costs or other expenses per function, as appropriate; (ii) the variation representing the purchase and use of materials and spare parts; (iii) projects corresponding mainly to exploration expenditures and ground studies that are reclassified to the item other non-current financial assets; (iv) software that is reclassified to “Intangibles”, (v) Provisions related to the investment plan and assets associated to closing the site.

(2) The Company classifies as non-current held for sale property, plant and equipment (disposal group) that, at the closing date of the financial statements, is subject to a commitment for sale or where the sales process has been initiated and where the sale is expected to occur within twelve months of that date.

These assets or disposal groups are valued at the lower of carrying amount or the estimated sales value less the costs to sell and stop being amortized from the moment they are classified as non-current assets held for sale.
15.3	Detail of property, plant and equipment pledged as guarantee

There are no restrictions in title or guarantees for compliance with obligations that affect property, plant and equipment.

15.4	Cost of capitalized interest, property, plant and equipment

The cost of interest is recognized by applying an average or average weighted interest rate for all financing costs incurred by the Company to the final monthly balances for works underway and complies with the requirements of IAS 23.

Financing costs are not activated for periods that exceed the normal term for acquisition, construction or installation of the property; such is the case for delays, interruptions or temporary suspension of the project due to technical, financial or other problems that make it impossible to leave the property in usable conditions.

The rates and costs for capitalized interest of property, plant and equipment are detailed as follows:

Costs of capitalized interest	As of December 31, 2021	As of December 31, 2020
	ThUS$	ThUS$
Capitalized interest rate	4%	4%
Amount of interest cost capitalized	14,206	8,462